Co-Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Gains (losses) on co-investments	$ 15.1	$ 0.8